Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 28, 2018
Consolidation

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

[3]	Based upon sales reported in trade publications and public filings.
[4]

Any references to NOOK® include the Company’s NOOK® Tablet, Samsung Galaxy Tab® A NOOK®, Samsung Galaxy Tab® S2 NOOK®, Samsung Galaxy Tab® E NOOK® and NOOK GlowLightTM 3 devices, each of which includes the trademark symbol (® or ™, as applicable) even if a trademark symbol is not included.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Merchandise Inventories

Merchandise Inventories

Merchandise inventories, except NOOK merchandise inventories, are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under the first-in, first-out (FIFO) basis. NOOK merchandise inventories are recorded based on the average cost method and are valued at the lower of cost and net realizable value.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment and Other Long-Lived Assets

Property and Equipment and Other Long-Lived Assets

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Fixtures and equipment are capitalized and amortized over the shorter of their estimated useful lives or 10 years. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. System costs are capitalized and included in property and equipment. These costs are depreciated over their estimated useful lives from the date the systems become operational. The Company had $255,524 and $276,122 of property and equipment, net of accumulated depreciation, at April 28, 2018 and April 29, 2017, respectively, and $105,696, $117,105 and $134,850 of depreciation expense for fiscal 2018, fiscal 2017 and fiscal 2016, respectively. Capitalized software costs of $72,462 and $75,893 for fiscal 2018 and fiscal 2017, respectively, are included in property and equipment.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and considers market participants in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates its stores’ long-lived assets and its other long-lived assets for impairment at the individual Barnes & Noble store level and at the reporting unit level, respectively, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses related to amortizable assets totaled $1,823, $349 and $150 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively.

Goodwill and Unamortizable Intangible Assets

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 28, 2018, the Company had $71,593 of goodwill (on its Retail reporting unit) and $309,294 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 21.8% of the Company’s total assets. ASC 350-30 requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators.

In January 2017, the FASB issued ASU 2017-04, which simplifies the subsequent measurement of goodwill by removing the requirement to perform a hypothetical purchase price allocation to compute the implied fair value of goodwill to measure impairment. Instead, goodwill impairment is measured as the difference between the fair value of the reporting unit and the carrying value of the reporting unit. The standard also clarifies the treatment of the income tax effect of tax-deductible goodwill when measuring goodwill impairment loss. This standard is effective for annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019, with early adoption permitted for impairment tests performed after January 1, 2017. The Company has early adopted ASU 2017-04 on October 29, 2017, the first day of the third quarter of fiscal 2018.

The Company compares the fair value of a reporting unit and the carrying value of the reporting unit to measure goodwill impairment loss as required by ASU 2017-04. Fair value was determined using the combination of a discounted cash flow method (income approach) and the guideline public company method (market comparable approach), weighted equally in determining the fair value of the reporting units. The market comparable approach estimates fair value using market multiples of various financial measures compared to a set of comparable public companies. In performing the valuations, significant assumptions utilized include unobservable Level 3 inputs including cash flows and long-term growth rates reflective of management’s forecasted outlook, and discount rates inclusive of risk adjustments consistent with current market conditions. Discount rates are based on the development of a weighted average cost of capital using guideline public company data, factoring in current market data and any company specific risk factors.

The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2018 (October 29, 2017). The fair value of the B&N Retail reporting unit had been in excess of carrying value as of the first day of the third quarter of fiscal 2017 (October 30, 2016) and fiscal 2018 (October 29, 2017) based on the annual goodwill impairment test performed as of those dates. In addition, no impairment indicators had arisen after that test to signal that an interim impairment test should be performed prior to the next annual test. Although no impairment resulted from the Company’s next annual goodwill impairment test as of October 29, 2017, the fair value of the B&N Retail reporting unit (for which $207,381 of goodwill was allocated as of such date) only exceeded its carrying value by approximately $26,800 or 5%.

Subsequent to the annual goodwill impairment test as of October 29, 2017, sales trends unexpectedly softened during the holiday selling season. Given these lower than expected sales results, the Company revised its forecasted outlook. Following the announcement on January 4, 2018 of the Company’s holiday sales results and its revised outlook, the market price of the Company’s common stock sharply declined. Due to these new impairment indicators, the Company performed an interim goodwill impairment test as of December 30, 2017. As a result of this interim testing, the Company recognized an impairment of its B&N Retail reporting unit goodwill of $133,612. While the Company has initiated a strategic turnaround plan focused on stabilizing sales, improving productivity and reducing expenses, achievement of its long-term goals requires a significant multi-year transformation. The interim test incorporated revised discounted cash flow projections given the Company’s holiday sales performance and the early stage of its turnaround efforts. The fair value of the B&N Retail reporting unit had declined from the prior test primarily as a result of the revised forecast and an increased discount rate to account for risk in the Company’s plan. The goodwill of the B&N Retail reporting unit is subject to further risk of impairment if B&N Retail comparable store sales continue to decline, the Company’s cost reduction plans do not materialize, store closings accelerate, the assumed long-term discount rate increases or in general the Company does not achieve its forecasted strategic turnaround plan. There were no indicators of impairment identified subsequent to the December 30, 2017 impairment test.

There were no impairment losses related to goodwill during fiscal 2017 and fiscal 2016.

In addition to goodwill, the Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets. Based on the results of the Company’s tests, it recorded impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaling $0, $0 and $3,840 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively.

With regard to valuing its trade name, the Company uses the relief from royalty method (income approach). The estimated fair value of the Company’s trade name exceeded its carrying value by approximately $17,100, or 5%, as of October 29, 2017. Based on the impairment indicators noted above, the Company performed an interim impairment test of its trade name as of December 30, 2017 and the estimated fair value exceeded its carrying value by approximately $23,500, or 8%, as of that date. Significant assumptions used to determine fair value under the relief from royalty method include future trends in sales, a royalty rate and an appropriate discount rate inclusive of risk adjustments consistent with market conditions and company specific risk factors. The fair value of the Company’s trade name had declined from the prior year primarily as a result of declining sales and an increased discount rate to account for risk in the Company’s revised forecast. Although the Company determined that no impairment charge was necessary, the Company’s trade name is at risk of impairment if B&N Retail comparable store sales continue to decline, forecasted sales expectations are not met, store closings accelerate, the assumed long-term discount rate increases, or in general the Company does not achieve its forecasted strategic turnaround plan. There were no indicators of impairment identified subsequent to the December 30, 2017 impairment test.

The fair value of the Company’s publishing contracts was determined using the discounted cash flow method (income approach). Based on this test, the estimated fair value of the Company’s publishing contracts exceeded its carrying value by approximately $4,200, or 26%. The Company’s publishing contracts are subject to risk of impairment if forecasted sales expectations are not met, the assumed long-term discount rate increases, or in general the Company does not achieve its forecasted strategic turnaround. Such publishing contracts were tested for impairment and the Company determined that no impairment charge was necessary for fiscal 2018 and fiscal 2017. During fiscal 2016, the Company impaired one of its publishing contracts due to a significant drop in business with that publisher, driven by lower title offerings, product quality and the loss of a distribution partner. As a result, the Company recorded an impairment charge of $3,840 in selling and administrative expenses. The publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life.

Deferred Charges

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the effective interest method. Unamortized costs included in other non-current assets as of April 28, 2018 and April 29, 2017 were $4,393 and $6,346, respectively. Amortization expense included in interest and amortization of deferred financing fees was $1,953, $1,950 and $3,276 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively.

Revenue Recognition

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale or shipment, other than those with multiple elements and Free On Board (FOB) destination point shipping terms. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience. ECommerce revenue from sales of products ordered through the Company’s websites is recognized upon estimated delivery and receipt of the shipment by its customers. Freight costs are included within the Company’s cost of sales and occupancy. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC 605-25, Revenue Recognition, Multiple-Element Arrangements, and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK® device revenue is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis with the purchase of a NOOK® from the Company. Using the relative selling-price method described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS is deferred and recognized on a straight-line basis over the 2-year estimated life of a NOOK® device.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 0% and 5%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 28, 2018 and April 29, 2017 was $61 and $226, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distributed NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

The Company rents physical textbooks. Revenue from the rental of physical textbooks is deferred and recognized over the rental period commencing at point of sale. The Company offers a buyout option to allow the purchase of a rented book at the end of the semester. The Company records the buyout purchase when the customer exercises and pays the buyout option price. In these instances, the Company would accelerate any remaining deferred rental revenue at the point of sale.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on www.barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model, in which the publishers set prices for eBooks and NOOK receives a commission on content sold through the eBookstore. The majority of the Company’s eBooks sold are under the agency model.

The Barnes & Noble Membership Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail, for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the 12-month period based upon historical spending patterns for Barnes & Noble members.

Research and Development Costs for Software Products

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding research and development costs for software products to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and, therefore, research and development costs are generally expensed as incurred.

Internal-Use Software and Website Development Costs

Internal-Use Software and Website Development Costs

Direct costs incurred to develop software for internal use and website development costs are capitalized and amortized over an estimated useful life of three to seven years. During fiscal 2018 and fiscal 2017, the Company capitalized costs, primarily related to labor, consulting, hardware and software, of $17,572 and $18,450, respectively. Amortization of previously capitalized amounts was $21,807, $23,584 and $30,461 for fiscal 2018, fiscal 2017 and fiscal 2016, respectively. Costs related to the design or maintenance of internal-use software and website development are expensed as incurred.

Advertising Costs

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $27,553, $36,420 and $53,569 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. Allowances received from vendors exceeded gross advertising costs in each of the fiscal years noted above.

Closed Store Expenses

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $474, $1,434 and $744 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) per Share

Net Earnings (Loss) per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 and shares issuable under the Company’s deferred compensation plan were considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.

Basic earnings per common share is calculated by dividing the net income, adjusted for preferred dividends and income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class method. Other potentially dilutive securities include preferred stock, stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods. See Note 7 to the Consolidated Financial Statements for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary. The Company establishes a reserve for uncertain tax positions. If the Company considers that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, it recognizes the tax benefit. The Company measures the tax benefit by determining the largest amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information. A reserve for an uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

Gift Cards

Gift Cards

The Company sells gift cards, which can be used in its stores, on www.barnesandnoble.com, on NOOK® devices and at B&N Education stores. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Gift cards redeemed at B&N Education are funded by the gift card liability at the Company. Over time, a portion of the gift cards issued is typically not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in revenue on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. Additional breakage may be required if gift card redemptions continue to run lower than historical patterns.

The Company recognized gift card breakage of $43,922, $35,524 and $29,074 during fiscal 2018, fiscal 2017 and fiscal 2016, respectively. The Company had gift card liabilities of $323,465 and $351,424 as of April 28, 2018 and April 29, 2017, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable, as presented on the Company’s Consolidated Balance Sheets, is net of allowances. An allowance for doubtful accounts is determined through an analysis of the aging of accounts receivable and assessments of collectability based on historic trends, the financial condition of the Company’s customers and an evaluation of economic conditions. The Company writes off uncollectible trade receivables once collection efforts have been exhausted. Costs associated with allowable customer markdowns and operational chargebacks, net of the expected recoveries, are part of the provision for allowances included in accounts receivable. These provisions result from seasonal negotiations, as well as historic deduction trends net of expected recoveries, and the evaluation of current market conditions.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified for comparative purposes to conform with the fiscal 2018 presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for an optional reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects as a result of the newly enacted federal corporate income tax rate under the Tax Cuts and Jobs Act. This guidance is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Two transition methods are available: at the beginning of the period of adoption, or retrospective to each period in which the income tax effects of the Tax Cuts and Jobs Act related to items remaining in accumulated other comprehensive income are recognized. The Company is evaluating the effect this ASU will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04. The standard simplifies the subsequent measurement of goodwill by removing the requirement to perform a hypothetical purchase price allocation to compute the implied fair value of goodwill to measure impairment. Instead, goodwill impairment is measured as the difference between the fair value of the reporting unit and the carrying value of the reporting unit. The standard also clarifies the treatment of the income tax effect of tax-deductible goodwill when measuring goodwill impairment loss. This standard is effective for annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019, with early adoption permitted for impairment tests performed after January 1, 2017. The Company has early adopted ASU 2017-04 on October 29, 2017, the first day of the third quarter of fiscal 2018.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15). This update clarifies the classification of certain cash receipts and cash payments in the statement of cash flows, including debt prepayment or extinguishment costs, settlement of contingent consideration arising from a business combination, insurance settlement proceeds, and distributions from certain equity method investees. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. ASU 2016-15 is effective for the Company beginning April 29, 2018 under a retrospective approach. The Company does not expect adoption will have a material impact on its consolidated statement of cash flows.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 includes provisions to simplify certain aspects related to the accounting for share-based awards and the related financial statement presentation. ASU 2016-09 provides for changes to accounting for stock compensation, including: 1) excess tax benefits and tax deficiencies related to share based payment awards to be recognized as income tax benefit or expense when the awards vest or are settled (previously such amounts were recognized in additional paid-in capital); entities must apply the new guidance on accounting for excess tax benefits and tax deficiencies prospectively, except for excess tax benefits that were identified from previous transactions that had not been previously recognized because the related tax deduction did not reduce income taxes payable; entities must use a modified retrospective transition method to recognize such excess tax benefits as a credit to retained earnings; any deferred tax assets recorded in connection with the modified retrospective recognition of excess tax benefits must be assessed for realizability, and, if necessary, a valuation allowance must be recognized through a cumulative-effect adjustment to retained earnings; 2) excess tax benefits will be classified as an operating activity in the statement of cash flows; 3) the option to elect to estimate forfeitures or account for them when they occur; 4) classification of cash payments made on an employee’s behalf for withheld shares should be presented as a financing activity in the statements of cash flows; and 5) eliminating the requirement to delay the recognition of excess tax benefits until it reduces current taxes payable.

The Company adopted ASU 2016-09 during the first quarter ended July 29, 2017. Accordingly, the primary effects of the adoption are as follows: 1) excess tax expense of $915 was recorded during fiscal 2018 related to the prospective application of excess tax benefits and tax deficiencies related to stock-based compensation settlements; 2) using a modified retrospective application, the Company recorded unrecognized excess tax benefits of $1,235 as a cumulative-effect adjustment, which increased retained earnings, and reduced deferred taxes by the same; 3) using a modified retrospective application, the Company has elected to recognize forfeitures as they occur and recorded a $1,310 increase to additional paid-in capital, a $1,079 reduction to retained earnings, and a $231 reduction to deferred taxes to reflect the incremental stock-based compensation expense, net of the related tax impacts, that would have been recognized in prior years under the modified guidance; and 4) $1,579 and $1,838 in excess tax benefits from stock-based compensation was reclassified from cash flows from financing activities to cash flows from operating activities for fiscal 2017 and fiscal 2016, respectively, in the Consolidated Statements of Cash Flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (ASU 2016-02), in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous Generally Accepted Accounting Principles. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the balance sheet. ASU 2016-02 requires expanded disclosures about the nature and terms of lease agreements and is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company plans to adopt ASU 2016-02 effective April 28, 2019. The Company remains on schedule and has implemented key system functionality to enable the preparation of restated financial information. The Company is currently evaluating the provisions of this standard and assessing its existing lease portfolio in order to determine the impact on its accounting systems, processes and internal controls over financial reporting. The Company expects the adoption of this standard will result in a significant increase to its long-term assets and liabilities on its consolidated balance sheet. However, the Company does not expect adoption will have a material impact on its consolidated statement of operations and cash flows.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (ASU 2015-11), modifying the accounting for inventory. Under ASU 2015-11, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. ASU 2015-11 defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is applicable to inventory that is accounted for under the first-in, first-out method and is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2015-11 effective April 30, 2017. The majority of the Company’s merchandise inventories are valued using the retail inventory method, which is outside the scope of ASU 2015-11. The remaining inventory of the Company’s merchandise inventories are valued at the lower of cost and net realizable value using the average cost method. The Company applied the amendments in this update prospectively to the measurement of inventory after the date of adoption with no material impact to the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which was further amended in 2015 and 2016 (Topic 606). The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. Topic 606 was effective for the Company on April 29, 2018. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented (full retrospective method), or apply the requirements in the year of adoption, through a cumulative adjustment (modified retrospective method). The Company will adopt Topic 606 in the first quarter of fiscal 2019 using the modified retrospective method. The new standard primarily impacts the Company’s accounting for gift card breakage. Under Topic 606, the Company will recognize gift card breakage proportionately as redemptions occur. The changes in accounting policies related to the adoption of Topic 606 will result in a cumulative adjustment net of income taxes to increase retained earnings of approximately $65,000 to $80,000. The Company is in the process of implementing changes to its processes, controls and systems in support of the adoption of this ASU.

Reporting Period

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 28, 2018, April 29, 2017 and April 30, 2016 each contained 52 weeks.